Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Expense Example:
1 year	$ 525
3 years	2,047
5 years	3,679
10 years	7,216
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Expense Example:
1 year	331
3 years	1,892
5 years	3,641
10 years	7,267
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Expense Example:
1 year	130
3 years	1,620
5 years	3,249
10 years	6,844
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Expense Example:
1 year	115
3 years	1,560
5 years	3,152
10 years	6,700
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Expense Example:
1 year	722
3 years	2,170
5 years	3,737
10 years	$ 7,162